UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2022

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

Western Asset Managed Municipals Fund	III

Performance review

For the six months ended August 31, 2022, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned -6.38%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexi, returned -5.72% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageii returned -7.09% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[1]	-6.27%
Class A	-6.38%
Class C	-6.63%
Class I	-6.27%
Class IS	-6.25%
Bloomberg Municipal Bond Index	-5.72%
Lipper General & Insured Municipal Debt Funds Category Average	-7.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended August 31, 2022 for Class 1, Class A, Class C, Class I and Class IS shares were 3.09%, 2.85%, 2.39%, 3.15% and 3.18%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class 1, Class I and Class IS shares would have been 3.08%, 3.09% and 3.17%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

IV	Western Asset Managed Municipals Fund

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2022, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.50%, 0.63%, 1.19%, 0.50% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2022

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro

Western Asset Managed Municipals Fund	V

Performance review (cont’d)

rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 295 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2022 and February 28, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2022 and held for the six months ended August 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-6.27%	$1,000.00	$937.30	0.51%	$2.49	Class 1	5.00%	$1,000.00	$1,022.63	0.51%	$2.60
Class A	-6.38	1,000.00	936.20	0.66	3.22	Class A	5.00	1,000.00	1,021.88	0.66	3.36
Class C	-6.63	1,000.00	933.70	1.20	5.85	Class C	5.00	1,000.00	1,019.16	1.20	6.11
Class I	-6.27	1,000.00	937.30	0.45	2.20	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	-6.25	1,000.00	937.50	0.42	2.05	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

2	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

[1]	For the six months ended August 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.6%
Alabama — 4.3%
Alabama State Corrections Institution Finance Authority Revenue:
Series A	5.250%	7/1/47	$10,000,000	$10,802,282
Series A	5.250%	7/1/52	1,000,000	1,076,014
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,435,930	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	1,520,000	1,543,807
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	53,065,000	53,888,935
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,719,498
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	12,165,000	13,121,978
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	10,115,272
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	38,405,000	38,717,862	(b)(c)
Total Alabama				138,421,578
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,652,954
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,259,930
State Capital Project II, Series B	5.000%	12/1/39	760,000	831,010
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,522,862	(a)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	845,000	925,414
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,055,000	1,150,408
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	757,845
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	1,900,000	1,884,912

See Notes to Financial Statements.

4	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	$2,165,000	$2,129,336
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	991,994
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,845,000	2,533,819
Total Alaska				18,640,484
Arizona — 2.3%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,753,416
Series D	5.000%	7/1/46	1,900,000	1,992,541
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,413,111
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	1,017,653
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,182,329
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	786,518
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	464,157	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	658,302	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,965,700	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,773,410
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	1,890,000	2,031,258
Lincoln South Beltway Project	5.000%	8/1/27	915,000	1,009,531
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,329,550
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,999,367
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	28,835,000	29,773,550	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	785,510
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	241,353
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	455,000	471,287

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	$530,000	$555,056
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	1,016,981
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,243,242	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	990,328
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,355,579
Series A	5.000%	8/1/47	1,520,000	1,644,799
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,875,235
Total Arizona				73,329,763
California — 11.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,372,649
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,784,297
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,330,000	1,386,670	(e)
Series A, Refunding	5.000%	5/1/34	1,025,000	1,068,674	(e)
Series A, Refunding	5.000%	5/1/46	6,830,000	7,121,021	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	2.920%	4/1/27	20,495,000	20,688,895	(b)(c)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,511,478	(b)(c)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,823,868
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	1,140,000	1,202,138

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	$3,795,000	$4,116,947
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,708,541
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	13,500,000	13,760,377	(a)
Senior Lien, LINXS APM Project, Series B	5.000%	6/1/48	1,520,000	1,541,646	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	901,859	(a)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,003,763	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,606,927	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,584,464	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,105,950
California State, GO:
Various Purpose	4.000%	3/1/46	3,035,000	3,007,132
Various Purpose, Refunding	5.000%	10/1/41	3,605,000	4,015,584
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,985,486
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,993,182	(d)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	3,434,575	3,244,228
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	13,048,570
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	2,041,099
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,155,998
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,686,150
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,740,965

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	$4,555,000	$5,048,667
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,358,072
Senior Proposition C, Series B	5.000%	7/1/34	760,000	849,429
Senior Proposition C, Series B	5.000%	7/1/36	3,795,000	4,225,365
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,599,786	(a)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,118,376	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	2,275,000	2,396,725	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,299,781	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,467,182	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	5,695,000	6,069,987
Series A, Refunding	5.000%	7/1/46	1,520,000	1,604,201
Series B, Refunding	5.000%	7/1/39	8,365,000	9,002,054
Series C	5.000%	7/1/37	3,660,000	3,992,139
Series C	5.000%	7/1/38	760,000	826,009
Series C	5.000%	7/1/42	9,865,000	10,638,690
Series E	5.000%	7/1/44	7,590,000	7,887,180
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,881,411
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,506,617
Series A	6.500%	11/1/39	5,515,000	6,663,563
Series B	7.000%	11/1/34	20,115,000	24,624,761
Series B	6.500%	11/1/39	9,865,000	11,919,501
Series C	6.125%	11/1/29	4,180,000	4,641,948
Series C	7.000%	11/1/34	3,795,000	4,645,835
Series C	6.500%	11/1/39	980,000	1,184,096
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	4,545,000	4,616,881	(b)(c)

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	$9,110,000	$9,292,200
Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,318,822
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	5,390,000	5,887,194
Series B, Refunding	5.000%	6/1/39	7,535,000	8,217,011
Riverside, CA, USD Financing Authority Revenue:
Superior Lien, Series A	5.000%	9/1/32	1,045,000	1,045,000	(e)
Superior Lien, Series A	5.000%	9/1/37	970,000	970,000	(e)
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,209,547
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,030,000	3,323,574
2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,449,662
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	8,880,000	9,421,782
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/35	7,590,000	8,190,325	(a)
Series B	5.000%	5/1/46	3,415,000	3,513,605	(a)
Series E	5.000%	5/1/50	3,415,000	3,537,349	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	921,529	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,181,024	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,344,753
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	1,520,000	1,592,662
Capital Projects, Refunding, AGM	5.000%	6/1/52	2,275,000	2,305,061
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	990,146
Series B, AGM	4.000%	8/1/48	1,725,000	1,648,573
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	11,385,000	12,281,744

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	$1,330,000	$1,397,763
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	760,000	820,036
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	2,430,000	2,537,874
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	4,555,000	4,910,696
Total California				370,584,746
Colorado — 1.6%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	784,033
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	725,531
Series A	5.000%	12/1/49	1,000,000	931,067
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,975,893
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,926,139
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	7,882,656
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	11,690,000	12,302,934	(b)(c)
Commonspirit Health Project, Series A-1	4.000%	8/1/44	3,415,000	3,134,328
Commonspirit Health Project, Series A-2	4.000%	8/1/49	570,000	518,099
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,789,962
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,154,925
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,229,270
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,229,802

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	$6,375,000	$7,778,973
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	760,000	741,442
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	632,333
Total Colorado				49,737,387
Connecticut — 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,526,649	(a)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,613,375
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,391,172
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	1,820,000	2,049,326
Connecticut State, GO:
Series A	5.000%	4/15/30	1,710,000	1,943,413
Series A	5.000%	4/15/34	1,520,000	1,690,222
Series A	5.000%	4/15/35	3,715,000	4,073,834
Series A	5.000%	4/15/36	1,745,000	1,923,718
Series A	5.000%	4/15/39	1,250,000	1,364,838
Series E	5.000%	10/15/34	4,070,000	4,377,595
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	3,025,941	(d)
Total Connecticut				31,980,083
Delaware — 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,360,754
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,358,411

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Delaware — continued
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	$2,330,000	$2,412,350
US 301 Project	5.000%	6/1/55	10,437,000	10,772,757
Total Delaware				17,904,272
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	7,020,000	7,240,561
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,599,974
Total District of Columbia				12,840,535
Florida — 5.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,744,758	(a)
Series 2017	5.000%	10/1/47	2,545,000	2,614,613	(a)
Series A	5.000%	10/1/25	1,520,000	1,604,754	(a)
Series A	5.000%	10/1/26	1,140,000	1,221,198	(a)
Series A	5.000%	10/1/28	1,140,000	1,245,360	(a)
Series A	5.000%	10/1/45	16,700,000	17,194,216	(a)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,701,075	(a)
Series 2022	5.500%	9/1/52	3,000,000	3,248,643	(a)
Series B	5.000%	9/1/32	7,875,000	8,676,321	(a)
Series B	5.000%	9/1/33	6,535,000	7,146,067	(a)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	7,015,076
Series B, Refunding	5.000%	7/1/32	6,070,000	6,411,184
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	3,795,000	4,074,961
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,900,000	1,979,428
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,331,950
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,301,316
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	2,062,616

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	$2,300,000	$2,384,461	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,552,502
Series A, Refunding	5.000%	10/1/28	380,000	396,735
Series A, Refunding	5.000%	10/1/29	2,065,000	2,150,908
Series A, Refunding	5.000%	10/1/35	3,795,000	3,901,720
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,845,244
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,726,874	(a)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,902,272	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,185,680	(a)
Jacksonville, FL:
Better Jacksonville Sales Tax Revenue, Refunding	5.000%	10/1/26	4,745,000	4,755,391
Transportation Revenue, Series A, Refunding	5.000%	10/1/27	2,150,000	2,154,797	(e)
Transportation Revenue, Series A, Refunding	5.000%	10/1/29	6,830,000	6,845,238	(e)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,224,824
Series A, Refunding	4.000%	10/1/41	760,000	722,463
Series A, Refunding	5.000%	10/1/41	5,505,000	5,742,945
Series A, Refunding	5.000%	10/1/49	9,790,000	10,010,563	(a)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,356,269	(a)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,101,248
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	3,605,000	3,767,608
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,384,542

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	$760,000	$645,063
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	965,277
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	1,520,000	1,520,000
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,351,963
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(f)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	3,160,000	3,265,599
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,892,878
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,060,866
H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	2,995,000	3,124,185
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	595,000	636,794
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,164,660
Total Florida				161,313,111
Georgia — 1.2%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	760,000	834,288
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,103,416
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	5,068,355
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	1,140,000	1,184,138

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	$515,000	$542,586
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,330,000	1,450,668
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,299,581
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	920,356
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	835,580
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	1,520,000	1,561,435
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	683,782
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	1,520,000	1,567,567
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	696,175
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	770,000	794,096
Project One Subordinated, Series A	5.000%	1/1/45	1,480,000	1,540,367
Project One, Series A	5.000%	1/1/50	1,710,000	1,771,950
Series EE, AMBAC	7.250%	1/1/24	380,000	403,584
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	8,137,130
Series A	5.000%	5/15/34	1,520,000	1,587,633
Series A	5.000%	5/15/43	1,480,000	1,517,364
Series C	4.000%	9/1/26	3,470,000	3,481,020	(b)(c)
Total Georgia				37,981,071
Guam — 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	190,000	200,223
Series F, Refunding	5.000%	1/1/29	760,000	804,522
Series F, Refunding	5.000%	1/1/30	570,000	602,918
Series F, Refunding	5.000%	1/1/31	570,000	599,331
Series F, Refunding	4.000%	1/1/36	2,655,000	2,498,169
Total Guam				4,705,163

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 12.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	$1,235,000	$1,265,981
Series 2018	5.000%	4/1/38	910,000	945,609
Series 2018	5.000%	4/1/42	3,340,000	3,448,615
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	2,125,000	2,214,485
Dedicated, Series A	5.000%	12/1/43	2,275,000	2,341,028
Dedicated, Series A	5.000%	12/1/47	1,065,000	1,087,580
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	628,754
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,362,174
Dedicated, Series H	5.000%	12/1/36	1,140,000	1,181,411
Dedicated, Series H	5.000%	12/1/46	3,010,000	3,077,127
Series A	5.000%	12/1/35	7,870,000	8,254,308
Series A	5.000%	12/1/36	605,000	633,266
Series A	5.000%	12/1/39	1,215,000	1,262,796
Series A	5.000%	12/1/40	6,325,000	6,559,793
Series A	5.000%	12/1/41	16,040,000	16,606,395
Series B, Refunding	5.000%	12/1/36	1,935,000	2,025,404
Series C, Refunding	5.000%	12/1/24	150,000	155,273
Series C, Refunding	5.000%	12/1/25	1,820,000	1,905,959
Series D	5.000%	12/1/46	3,225,000	3,308,855
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	13,387,649
Series A, Refunding	5.000%	1/1/27	3,035,000	3,232,650
Series A, Refunding	5.000%	1/1/28	8,920,000	9,547,172
Series A, Refunding	6.000%	1/1/38	5,655,000	6,083,193
Series C, Refunding	5.000%	1/1/25	1,080,000	1,125,615
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,800,268
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,191,275
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,588,712
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,269,223	(a)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,169,118	(a)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,373,264	(a)
Series C	5.000%	1/1/31	2,465,000	2,543,098	(a)
Series C	5.000%	1/1/32	2,525,000	2,600,326	(a)
Series C	5.000%	1/1/33	2,275,000	2,339,230	(a)

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series C	5.000%	1/1/34	$2,125,000	$2,179,113	(a)
Series C	5.000%	1/1/35	380,000	388,342	(a)
Series C	5.000%	1/1/46	5,315,000	5,368,063	(a)
Series D, Refunding	5.000%	1/1/46	760,000	781,986
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,962,133	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,463,400
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,522,002
Second Lien, Series A, Refunding	4.000%	12/1/50	3,795,000	3,451,749
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,898,738
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	4,555,000	4,594,586
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,253,896
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,232,846
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	800,978
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,564,144
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,197,887
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	813,494
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	826,532
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,923,012
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,815,000	1,955,403
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	2,015,913
Series A, Refunding	4.000%	11/15/41	2,845,000	2,729,795
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,111,759
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,062,034
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	760,000	787,874
Benedictine University, Refunding	5.000%	10/1/31	760,000	779,493
Benedictine University, Refunding	4.000%	10/1/33	545,000	504,386
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,655,592

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Northshore University Healthsystem, Series A	4.000%	8/15/39	$2,920,000	$2,809,878
Northshore University Healthsystem, Series A	4.000%	8/15/41	1,330,000	1,264,608
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,777,216
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	821,705
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	979,394
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	816,963
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	1,710,000	1,511,948
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,459,874
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	362,540
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,558,220
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,560,323
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	1,037,844
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	2,049,308
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,894,829
Series A	5.000%	1/1/42	3,415,000	3,603,752
Series A	5.000%	1/1/44	13,660,000	14,471,845
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	635,258
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	420,405
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	624,023
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,295,196
Series 2016	5.000%	1/1/33	1,900,000	1,968,696

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series 2016	5.000%	11/1/33	$1,405,000	$1,459,867
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,642,930
Series 2016, Refunding	5.000%	2/1/29	985,000	1,041,196
Series A	5.000%	3/1/34	2,000,000	2,136,620
Series A	5.000%	5/1/39	2,275,000	2,359,260
Series A	5.000%	3/1/46	7,855,000	8,157,732
Series A, Refunding	5.000%	10/1/28	2,275,000	2,453,924
Series A, Refunding	5.000%	10/1/30	3,680,000	3,931,615
Series B, Refunding	5.000%	10/1/28	4,555,000	4,913,241
Series B, Refunding	5.000%	10/1/29	7,020,000	7,532,407
Series D	5.000%	11/1/27	22,445,000	24,027,337
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	760,000	774,062
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,842,752
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	18,000,000	15,796,444
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	20,600,000	21,030,299
Metropolitan Water Reclamation District of Greater Chicago, IL, GO:
Green Bond, Series A	5.000%	12/1/44	8,350,000	8,827,682	(e)
Green Bond, Series B	5.000%	12/1/39	7,660,000	8,098,209	(e)
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,727,122
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	22,391,266
Total Illinois				401,408,546
Indiana — 1.2%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,365,000	1,394,735
Series S	4.000%	7/1/37	570,000	580,537
Series S	4.000%	7/1/38	605,000	614,275
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,475,950
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,701,512
Private Activity, Ohio River Bridge	5.000%	7/1/40	3,795,000	3,869,219	(a)(e)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	$7,760,000	$8,230,196
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Series A	5.000%	1/1/27	3,120,000	3,345,407	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	3,795,000	4,113,221	(a)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/29	4,175,000	4,553,830	(a)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	2,037,591
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,947,831	(a)
Total Indiana				39,864,304
Iowa — 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	15,180,000	15,570,750	(b)(c)
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,467,893
Series 3	5.000%	2/1/44	2,275,000	2,378,457
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,577,017
Improvement, Series A	5.000%	9/1/45	2,275,000	2,345,989
Total Kansas				9,769,356
Kentucky — 2.4%
Kentucky State Economic Development Finance Authority, Commonspirit Health Project, Series A, Refunding	5.000%	8/1/44	3,795,000	3,925,622
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,150,727
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,599,848	(b)(c)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Series C	4.000%	6/1/25	$34,460,000	$34,768,651	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,077,688	(b)(c)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,692,594
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,206,656
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	720,063
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,762,163
Series B, Refunding	5.000%	1/1/26	910,000	976,210
Series B, Refunding	5.000%	1/1/27	2,275,000	2,478,756
Total Kentucky				76,358,978
Louisiana — 0.8%
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	2,285,000	2,248,528	(b)(c)
Loop LLC Project, Series A	1.650%	12/1/23	5,330,000	5,244,924	(b)(c)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,681,544
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,913,484
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,218,206	(b)(c)
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	2,355,000	2,323,889	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,613,441	(b)(c)
Total Louisiana				25,244,016
Maryland — 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,182,589
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	827,485
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,624,043

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	$1,580,000	$1,678,618
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	797,831
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	5,024,439
Total Maryland				14,135,005
Massachusetts — 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	1,140,000	1,196,045
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	5,125,000	5,682,231
Massachusetts State DFA Revenue:
Boston University, Series BB1	5.000%	10/1/46	3,795,000	4,011,602
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,827,443
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,154,210
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	930,122
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,953,683
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,509,604
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,330,000	1,382,071
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,770,627
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	7,002,586
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,408,284
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,415,547	(a)
Series A	5.000%	7/1/35	3,155,000	3,396,404	(a)
Series A, Refunding	5.000%	7/1/36	530,000	567,823	(a)
Series E	5.000%	7/1/51	5,505,000	5,804,820	(a)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,484,814
Total Massachusetts				52,497,916

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 1.6%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$1,215,000	$1,258,823
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	3,035,000	3,137,330
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	14,150,195
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,190,321
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	3,110,000	3,171,084
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,695,369
Henry Ford Health System, Series A	4.000%	11/15/50	2,465,000	2,267,806
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	801,447
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,239,079
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	2,240,000	2,053,630
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	1,290,000	1,318,770
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,823,124
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	9,913,779	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,786,015	(a)
Total Michigan				50,806,772
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	6,050,000	6,255,739	(e)
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	644,743

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Missouri — continued
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	$3,415,000	$3,589,023	(a)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,125,000	2,184,718
Total Missouri				6,418,484
Nebraska — 0.2%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	779,975
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	888,275
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	700,002
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	3,035,000	3,188,521
Total Nebraska				5,556,773
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	15,180,000	16,222,587
New Hampshire — 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	3,035,000	2,988,264	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,870,742	(a)(b)(c)
Total New Hampshire				4,859,006
New Jersey — 8.0%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	1,710,000	1,824,860
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,212,060
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,756,989
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,933,472	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,162,395	(a)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	$760,000	$774,001	(a)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.220%	9/1/27	16,750,000	16,762,048	(c)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,960,000	3,331,736	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.270%	3/1/28	15,180,000	15,191,925	(c)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	7,590,000	7,688,621	(e)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,742,513
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,375,625
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	9,865,000	10,611,226	(e)
Transit Transportation Project, Series A	5.000%	11/1/32	1,780,000	1,929,245
Transit Transportation Project, Series A	5.000%	11/1/34	4,175,000	4,469,125
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,201,446
State House Project, Series B	5.000%	6/15/43	2,555,000	2,652,173
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,857,215	(a)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,445,020	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	788,940	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,556,885	(a)
United Airlines Project	5.500%	6/1/33	3,795,000	3,848,858	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,788,332
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,399,843
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	325,000	341,145
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,565,694

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	$3,795,000	$3,882,997
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	5,695,000	5,957,536
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,655,899
Transportation Program, Series AA	5.000%	6/15/39	2,275,000	2,399,907
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,413,671
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,693,676
Transportation Program, Series AA	5.000%	6/15/45	3,795,000	3,874,638
Transportation Program, Series AA	5.000%	6/15/46	3,795,000	3,921,438
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,697,122
Transportation Program, Series AA, Refunding	5.000%	6/15/36	3,415,000	3,669,691
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,744,564
Transportation Program, Series BB	4.000%	6/15/38	645,000	623,559
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,079,086
Transportation System, Series A	4.000%	6/15/38	3,035,000	2,934,110
Transportation System, Series A, Refunding	5.000%	12/15/28	11,460,000	12,574,059
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	4,052,698
Series A, Refunding	5.000%	1/1/35	3,720,000	3,941,690
Series G, Refunding	5.000%	1/1/36	16,905,000	18,309,587
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	20,520,000	22,955,843
Rutgers, The State University of New Jersey, GO, Series M, Refunding	5.000%	5/1/33	3,035,000	3,241,532
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	2,215,000	2,318,697
Total New Jersey				257,153,392
New York — 12.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,918,934
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	6,048,614
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,154,846
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,574,819
Green Bonds, Series C-1	4.750%	11/15/45	1,520,000	1,496,783
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,976,963

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	$2,465,000	$2,368,388
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,081,656
Green Bonds, Series D-1	5.000%	11/15/43	1,140,000	1,175,884
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,467,867
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,815,295
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,799,049
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,076,463
Series A-2	5.000%	5/15/30	6,905,000	7,589,795	(b)(c)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	380,000	408,310
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,849,020
Subseries A-1	4.000%	8/1/40	4,555,000	4,453,782
Subseries B-1	5.000%	10/1/42	2,180,000	2,344,883
Subseries F-1	5.000%	3/1/42	2,275,000	2,455,838
Subseries F-1	5.000%	3/1/50	6,415,000	6,847,850
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	1,935,000	1,776,695
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,697,496
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	805,000	818,484
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	17,460,000	16,605,281
Subordinated, Series BB-1	5.000%	6/15/46	6,430,000	6,810,344
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	5/1/45	2,655,000	2,522,258
Series D	4.000%	11/1/41	12,815,000	12,389,950
Series D	4.000%	11/1/44	5,935,000	5,652,369
Subordinated, Series B-1	5.000%	8/1/45	10,550,000	11,185,672
Subordinated, Subseries C-1	4.000%	5/1/43	3,800,000	3,635,992
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,339,420
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	8,092,476
Series B, Refunding	5.000%	2/15/43	10,000	11,190	(e)
Series B, Refunding	5.000%	2/15/43	7,125,000	7,577,852

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series E, Refunding	5.000%	3/15/34	$18,975,000	$20,058,440
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,663,767
New York State Dormitory Authority, School Districts Revenue Financing Program:
Series A, AGM	5.000%	10/1/29	2,275,000	2,566,413
Series A, AGM	5.000%	10/1/30	4,420,000	4,971,505
Series A, AGM	5.000%	10/1/32	3,035,000	3,373,124
Series A, AGM	5.000%	10/1/33	950,000	1,046,089
Series A, AGM	5.000%	10/1/34	1,330,000	1,460,365
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	7,180,000	6,945,728	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	9,065,478
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,361,672
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,425,370	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,440,803	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	841,815	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	4,050,311	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,689,412	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	22,140,000	22,653,850	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	2,145,000	2,195,306	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	14,215,000	14,615,155	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/36	1,370,000	1,460,559
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,370,928

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	$1,520,000	$1,422,252
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Series C	4.000%	3/15/45	5,560,000	5,267,810	(g)
State Personal Income Tax, Series C, Refunding	5.000%	3/15/43	6,795,000	7,302,676
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,358,634	(a)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	8,123,245
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	25,453,743
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	4,009,745
Consolidated Series 221	4.000%	7/15/50	10,345,000	9,277,893	(a)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,386,830	(a)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,390,926	(a)
Series 221	4.000%	7/15/55	4,495,000	3,974,754	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	7,810,000	8,446,456
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,475,000	3,727,461
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	11,665,000	12,397,326
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	4,765,000	4,357,377
Senior Lien, MTA Bridges & Tunnels, Series A-1, Refunding	5.000%	5/15/51	16,660,000	17,869,601
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	14,955,000	16,092,579
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/38	985,000	1,055,916
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	950,000	1,016,096
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	819,224
Total New York				405,027,152
North Carolina — 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,216,846
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,636,793	(a)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,835,915	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
North Carolina — continued
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	$5,695,000	$6,020,765
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,898,885
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	328,448
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,275,000	2,575,258
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	971,361
Series A, Refunding	5.000%	7/1/47	2,085,000	2,134,245
Series A, Refunding	5.000%	7/1/51	6,410,000	6,552,242
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	4,935,000	5,074,091
Senior Lien, Refunding	5.000%	1/1/32	835,000	875,613
Senior Lien, Refunding, AGM	5.000%	1/1/39	530,000	561,100
Total North Carolina				32,681,562
Ohio — 1.7%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	1,920,000	1,885,507
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	2,655,000	2,973,818
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,520,695
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	1,900,000	1,873,888
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	1,520,000	1,504,886
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	760,000	748,606
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	744,500
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,260,000	7,867,469
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	3,795,000	4,009,095

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	$150,000	$150,617
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,075,080
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	1,036,689	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	18,785,000	18,152,601	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	4,068,384	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	447,169
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	814,006
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,494,052
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	1,005,000	962,681
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,819,010	(a)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,264,185	(a)
Total Ohio				54,412,938
Oklahoma — 0.0%††
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	1,440,736	3,602	*(f)(h)
Oregon — 0.2%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,395,545
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	530,000	583,305
Series B, Refunding	5.000%	7/1/40	455,000	491,311

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oregon — continued
Series C, Refunding	5.000%	7/1/28	$835,000	$909,881	(a)
Tri-County Metropolitan Transportation District of Oregon, Payroll Tax Revenue, Senior Lien, Series A	5.000%	9/1/48	760,000	852,299	(e)
Total Oregon				5,232,341
Pennsylvania — 3.7%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,362,928
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,076,699	(g)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,662,024
Series 2018	5.000%	6/1/32	1,330,000	1,448,934
Series 2018	5.000%	6/1/34	760,000	821,621
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	783,849	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,262,508	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,850,364
Penn State Health	4.000%	11/1/35	760,000	754,448
Penn State Health	4.000%	11/1/37	1,520,000	1,493,010
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,945,784	(a)
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	2,050,000	2,190,579	(e)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,678,734	(e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,435,416
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/46	2,275,000	2,384,909
Penn State Health, Series 2021	5.000%	11/1/51	9,110,000	9,491,704

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	$1,300,000	$1,351,628
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,199,429
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	5,125,000	5,500,152
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,018,865
Series A, Refunding	5.000%	12/1/47	5,880,000	6,206,630
Series A-1	5.000%	12/1/42	1,900,000	2,001,673
Series A-1	5.000%	12/1/47	3,015,000	3,161,688
Series B, Refunding	5.000%	12/1/51	5,315,000	5,614,105
Series C, Refunding	4.000%	12/1/51	2,275,000	2,180,882
Subordinated, Series B	5.000%	12/1/50	2,845,000	3,025,873
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,551,077	(a)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	5,125,000	5,817,493
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,661,851
Series B	5.000%	2/1/37	1,820,000	1,980,639
Series B	5.000%	2/1/38	1,710,000	1,850,797
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,192,838
Series A, State Aid Withholding	5.000%	9/1/34	615,000	654,605
Series A, State Aid Withholding	5.000%	9/1/35	910,000	967,523
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	4,119,948
Series A	5.000%	7/1/45	4,555,000	4,769,145	(e)
Series A, Refunding	5.000%	11/1/50	3,035,000	3,270,008
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,852,180

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	$7,970,000	$8,516,075
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	2.030%	2/15/24	3,795,000	3,798,930	(c)
Total Pennsylvania				118,907,545
Puerto Rico — 4.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	324,878	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	619,970	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,999,422	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	416,968	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	11,096,736	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,739,533	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,103,624	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	36,469,333	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	54,782	50,632
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	145,861
Restructured, Series A-1	5.250%	7/1/23	111,214	112,898
Restructured, Series A-1	5.375%	7/1/25	221,811	228,924
Restructured, Series A-1	5.625%	7/1/27	219,802	233,255
Restructured, Series A-1	5.625%	7/1/29	216,236	232,892
Restructured, Series A-1	5.750%	7/1/31	210,028	230,415
Restructured, Series A-1	4.000%	7/1/33	199,162	186,618
Restructured, Series A-1	4.000%	7/1/35	179,020	164,601
Restructured, Series A-1	4.000%	7/1/37	153,647	137,682
Restructured, Series A-1	4.000%	7/1/41	208,900	182,435
Restructured, Series A-1	4.000%	7/1/46	217,253	184,494
Subseries CW	0.000%	11/1/43	991,874	512,055	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	2,953,437	*(f)
Series A	5.000%	7/1/42	7,945,000	6,455,312	*(f)
Series A	5.050%	7/1/42	1,480,000	1,198,800	*(f)
Series CCC	5.000%	7/1/21	25,000	20,188	*(i)
Series CCC	4.600%	7/1/24	10,000	8,088	*(f)
Series CCC	5.000%	7/1/24	760,000	617,500	*(f)

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Series CCC	4.625%	7/1/25	$25,000	$20,219	*(f)
Series CCC	5.000%	7/1/28	475,000	385,938	*(f)
Series DDD, Refunding	3.300%	7/1/19	15,000	11,381	*(i)
Series DDD, Refunding	3.625%	7/1/21	330,000	250,388	*(i)
Series DDD, Refunding	5.000%	7/1/21	2,695,000	2,176,212	*(i)
Series TT	5.000%	7/1/17	25,000	20,188	*(i)
Series TT	5.000%	7/1/24	90,000	73,125	*(f)
Series TT	5.000%	7/1/37	2,985,000	2,425,312	*(f)
Series XX	5.250%	7/1/40	10,665,000	8,665,312	*(f)
Series ZZ, Refunding	5.250%	7/1/23	610,000	495,625	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,878,984
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,804,248
Restructured, Series A-1	4.550%	7/1/40	918,000	917,994
Restructured, Series A-1	5.000%	7/1/58	12,638,000	12,260,210
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,506,761
Restructured, Series A-2	4.329%	7/1/40	759,000	738,712
Total Puerto Rico				129,257,160
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	1,215,000	1,252,578
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,107,253
Total Rhode Island				4,359,831
South Carolina — 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,639,205
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	599,393	(a)
Series 2018	5.000%	7/1/38	1,215,000	1,274,883	(a)
Series 2018	5.000%	7/1/43	3,035,000	3,151,689	(a)
Series 2018	5.000%	7/1/48	2,085,000	2,154,792	(a)
Total South Carolina				12,819,962
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,169,591

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.4%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	$4,745,000	$4,845,824
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,642,742
Subordinated, Series B	5.000%	7/1/42	1,900,000	2,053,428
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,227,144
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,467,503	(a)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,309,691	(a)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	25,235,000	25,501,207	(b)(c)
Series A	5.250%	9/1/24	3,825,000	3,942,848
Total Tennessee				44,990,387
Texas — 7.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,890,452
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,827,520
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,450,996	(a)
Series 2014	5.000%	11/15/44	6,450,000	6,591,681	(a)
Series 2019	5.000%	11/15/31	3,035,000	3,295,843	(a)
Series 2019	5.000%	11/15/36	3,615,000	3,830,571	(a)
Series 2022	5.000%	11/15/38	2,390,000	2,559,162	(a)
Series 2022	5.250%	11/15/47	3,035,000	3,244,346	(a)
Series 2022	5.000%	11/15/52	1,480,000	1,543,212	(a)
Series B	5.000%	11/15/44	2,655,000	2,757,867	(a)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series E	4.000%	1/1/50	3,795,000	3,446,265
Series A, Senior Lien	5.000%	1/1/40	3,035,000	3,243,126	(e)
Series A, Senior Lien	5.000%	1/1/45	3,415,000	3,649,184	(e)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,639,080

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	$1,975,000	$1,918,250
Series 2021, Refunding	4.000%	8/15/37	1,520,000	1,447,268
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,560,433
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds:
Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,324,826
Series B, PSF - GTD	4.000%	8/15/47	5,000,000	4,874,317
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	3,795,000	4,036,169
First Tier Toll Revenue, Series A	5.125%	10/1/43	1,520,000	1,544,508
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	3,795,000	3,794,499	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,303,104
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,260,000	1,372,246	(j)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,162,261
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,434,347	(a)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,790,249	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,433,914	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,281,053	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	1,520,000	1,447,516	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,434,344	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,729,451	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,369,271
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	568,246	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Series 2017	5.000%	11/1/36	$540,000	$565,453	(a)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	3,035,000	3,044,157	(a)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,445,197
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,363,590
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	1,175,000	1,257,982	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	8,500,000	7,295,863
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	975,000	935,213
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,103,182
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,798,242
Series B, Refunding	5.000%	1/1/40	8,505,000	8,559,050
Series B, Refunding	5.000%	1/1/45	8,350,000	8,633,495
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,163,314	(a)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,475,561
Methodist Hospitals of Dallas	4.000%	10/1/47	760,000	715,994
Methodist Hospitals of Dallas	4.000%	10/1/52	2,390,000	2,222,587
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	24,310,000	25,832,368
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	18,975,000	19,192,237	(a)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,901,829	(a)

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	$2,765,000	$2,690,381
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	732,034
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,751,155
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,661,492
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	1,935,000	1,165,837	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(f)
Total Texas				230,334,040
Utah — 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	3,645,000	3,802,997	(a)
Series A	5.000%	7/1/37	2,655,000	2,758,766	(a)
Series B	5.000%	7/1/47	1,195,000	1,246,281
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,389,740
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,959,081
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	938,455
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	970,710
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,148,619
Series 2019	5.000%	10/15/26	845,000	873,294
Series 2019	4.000%	10/15/30	1,535,000	1,479,140
Series 2019	4.000%	10/15/34	760,000	697,121
Series 2019	4.000%	10/15/39	1,330,000	1,159,262
Series 2021	3.000%	10/15/45	760,000	502,647
Total Utah				19,926,113
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	2,049,789

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	$1,250,000	$1,351,242
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	825,202
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,626,208
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	632,972
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	5,044,357	(a)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,695,425	(a)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	3,795,000	3,315,831	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,664,371	(a)
Series A	5.000%	1/1/33	1,265,000	1,366,998
Series A	5.000%	1/1/35	2,070,000	2,221,605
Total Virginia				29,744,211
Washington — 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	2,845,000	3,065,932	(a)
Series 2019	5.000%	4/1/34	3,035,000	3,259,567	(a)
Series 2019	5.000%	5/1/43	6,450,000	6,751,640	(a)
Series 2019	4.000%	4/1/44	1,900,000	1,766,733	(a)
Series 2019	5.000%	4/1/44	3,035,000	3,165,041	(a)
Series B, Refunding	5.000%	8/1/39	4,000,000	4,309,031	(a)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,913,266	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,520,000	1,599,697	(b)(c)
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	3,035,000	3,157,201	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,750,416
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	4,015,315
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	2,158,135	(d)
Total Washington				40,911,974

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	$5,350,000	$5,917,514	(b)(c)
Wisconsin — 0.6%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,601,947
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,423,036
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	2,007,027
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	1,330,000	1,410,687
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	2,275,000	2,339,672
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,330,000	1,440,998
Total Wisconsin				18,223,367
Total Municipal Bonds (Cost — $3,130,229,891)				3,056,528,896
Municipal Bonds Deposited in Tender Option Bond Trust (k) — 1.5%
New York — 1.5%
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Obligations Bonds, Series A	4.000%	3/15/45	25,000,000	23,824,202
General Purpose Bonds, Series A, Refunding	4.000%	3/15/41	25,000,000	24,158,328
Total New York				47,982,530
Total Municipal Bonds Deposited in Tender Option Bond Trust (Cost — $50,143,017)				47,982,530
Total Investments before Short-Term Investments (Cost — $3,180,372,908)				3,104,511,426
Short-Term Investments — 3.1%
Municipal Bonds — 3.1%
California — 0.2%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.860%	11/1/35	100,000	100,000	(l)(m)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding, LOC - Bank of America N.A.	1.250%	5/1/30	$2,000,000	$2,000,000	(a)(l)(m)
San Jose, CA, Multifamily Housing Revenue, Series B, Refunding, LOC - FHLMC	1.430%	7/1/38	3,700,000	3,700,000	(a)(l)(m)
Total California				5,800,000
Colorado — 0.1%
University of Colorado Hospital Authority Revenue, Series C, Refunding, SPA - TD Bank N.A.	1.480%	11/15/39	2,000,000	2,000,000	(l)(m)
Delaware — 0.1%
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	1.030%	11/1/35	4,040,000	4,040,000	(l)(m)
Florida — 0.2%
Hillsborough County, FL, IDA, Healthcare System Revenue, Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.480%	11/1/38	4,000,000	4,000,000	(l)(m)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.210%	5/1/24	1,575,000	1,575,000	(a)(l)(m)
Total Florida				5,575,000
Kentucky — 0.3%
Kentucky State Economic Development Finance Authority, Hospital Revenue, St. Elizabeth Medical Center Inc., Series B, Refunding, LOC - TD Bank N.A.	1.480%	5/1/33	8,020,000	8,020,000	(l)(m)
Maryland — 0.3%
Maryland State Communities Development Administration Revenue, Fort Washington Manor Senior Housing, Series A, LOC - Citibank N.A.	1.490%	11/15/38	1,430,000	1,430,000	(a)(l)(m)
Maryland State Health and Higher Educational Facilities Authority Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	1.020%	7/1/41	8,195,000	8,195,000	(l)(m)
Total Maryland				9,625,000
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.980%	10/1/42	400,000	400,000	(l)(m)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Mississippi — 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.000%	12/1/30	$800,000	$800,000	(l)(m)
Chevron USA Inc. Project, Series C	1.000%	12/1/30	130,000	130,000	(l)(m)
Chevron USA Inc. Project, Series E	1.000%	12/1/30	750,000	750,000	(l)(m)
Chevron USA Inc. Project, Series G	1.000%	11/1/35	1,060,000	1,060,000	(l)(m)
Chevron USA Inc. Project, Series I	1.000%	11/1/35	4,000,000	4,000,000	(l)(m)
Total Mississippi				6,740,000
Missouri — 0.0%††
Missouri State HEFA Revenue, BJC Health System, Series C, Refunding, LIQ - BJC Health System	1.630%	5/15/38	1,055,000	1,055,000	(l)(m)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	1.670%	7/1/35	3,755,000	3,755,000	(l)(m)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	1.350%	7/1/43	100,000	100,000	(l)(m)
Total New Jersey				3,855,000
New York — 0.7%
MTA, NY, Transportation Revenue, Subseries G-2, Refunding, LOC - TD Bank N.A.	1.650%	11/1/32	6,810,000	6,810,000	(l)(m)
New York City, NY, GO, Subseries I-4, LOC - TD Bank N.A.	1.030%	4/1/36	300,000	300,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	1.030%	6/15/49	4,310,000	4,310,000	(l)(m)
Second General Resolution, Fiscal 2011, Series DD-1, SPA - TD Bank N.A.	1.030%	6/15/43	7,345,000	7,345,000	(l)(m)
New York City, NY, TFA Revenue Future Tax Secured, Subseries A, Refunding, SPA - TD Bank N.A.	1.030%	11/1/29	3,400,000	3,400,000	(l)(m)
Total New York				22,165,000
Oregon — 0.0%††
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.020%	8/1/34	685,000	685,000	(l)(m)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — 0.6%
Pennsylvania State Turnpike Commission Revenue:
Second Series, Refunding, LOC - TD Bank N.A.	1.650%	12/1/38	$7,360,000	$7,360,000	(l)(m)
Series 2020, Refunding, LOC - TD Bank N.A.	1.650%	12/1/39	11,225,000	11,225,000	(l)(m)
Total Pennsylvania				18,585,000
Texas — 0.3%
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	1.030%	10/1/41	785,000	785,000	(l)(m)
Harris County, TX, Solid Waste Disposal Revenue, Industrial Development Corp. Project	1.070%	4/1/32	1,100,000	1,100,000	(a)(l)(m)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series B, Refunding	1.060%	11/1/29	2,000,000	2,000,000	(a)(l)(m)
ExxonMobil Corp., Subseries B-2, Refunding	1.060%	12/1/39	3,720,000	3,720,000	(a)(l)(m)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, LOC - TD Bank N.A.	1.040%	10/1/41	800,000	800,000	(l)(m)
Total Texas				8,405,000
Total Short-Term Investments (Cost — $96,950,000)				96,950,000
Total Investments — 100.2% (Cost — $3,277,322,908)				3,201,461,426
TOB Floating Rate Notes — (1.2)%				(37,500,000)
Other Assets in Excess of Other Liabilities — 1.0%				32,373,106
Total Net Assets — 100.0%				$3,196,334,532

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Western Asset Managed Municipals Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of August 31, 2022.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	The maturity principal is currently in default as of August 31, 2022.

(j)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(k)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(l)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

August 31, 2022

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

FHLMC	— Federal Home Loan Mortgage Corporation

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LIQ	— Liquidity Facility

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2022

Assets:
Investments, at value (Cost — $3,277,322,908)	$3,201,461,426
Cash	96,983
Interest receivable	35,339,073
Receivable for securities sold	13,624,140
Receivable for Fund shares sold	3,688,235
Prepaid expenses	110,624
Total Assets	3,254,320,481

Liabilities:
TOB Floating Rate Notes (Note 1)	37,500,000
Payable for securities purchased	9,385,457
Payable for Fund shares repurchased	8,080,001
Investment management fee payable	1,063,244
Distributions payable	884,368
Service and/or distribution fees payable	316,442
Trustees’ fees payable	11,541
Interest expense payable	5,912
Accrued expenses	738,984
Total Liabilities	57,985,949
Total Net Assets	$3,196,334,532

Net Assets:
Par value (Note 7)	$2,143
Paid-in capital in excess of par value	3,363,094,940
Total distributable earnings (loss)	(166,762,551)
Total Net Assets	$3,196,334,532

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	47

Statement of assets and liabilities (unaudited) (cont’d)

August 31, 2022

Net Assets:
Class 1	$14,513,549
Class A	$2,086,432,887
Class C	$75,692,937
Class I	$860,299,972
Class IS	$159,395,187

Shares Outstanding:
Class 1	976,618
Class A	139,937,115
Class C	5,071,871
Class I	57,609,211
Class IS	10,675,381

Net Asset Value:
Class 1 (and redemption price)	$14.86
Class A (and redemption price)	$14.91
Class C*	$14.92
Class I (and redemption price)	$14.93
Class IS (and redemption price)	$14.93
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$15.49

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2022

Investment Income:
Interest	$65,703,477

Expenses:
Investment management fee (Note 2)	7,954,762
Service and/or distribution fees (Notes 2 and 5)	2,380,879
Transfer agent fees (Note 5)	1,750,044
Registration fees	88,500
Legal fees	56,385
Fund accounting fees	56,155
Interest expense (Note 1)	49,404
Trustees’ fees	44,543
Audit and tax fees	38,683
Shareholder reports	18,198
Commitment fees (Note 8)	17,321
Custody fees	12,285
Insurance	9,549
Miscellaneous expenses	11,768
Total Expenses	12,488,476
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(269,053)
Net Expenses	12,219,423
Net Investment Income	53,484,054

Realized and Unrealized Loss on Investments (Notes 1, 3 and 9):
Net Realized Loss From Investment Transactions	(57,895,432)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(282,630,116)
Net Loss on Investments	(340,525,548)
Decrease in Net Assets From Operations	$(287,041,494)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	49

Statements of changes in net assets

For the Six Months Ended August 31, 2022 (unaudited) and the Year Ended February 28, 2022	August 31	February 28

Operations:
Net investment income	$53,484,054	$117,043,091
Net realized gain (loss)	(57,895,432)	28,957,780
Change in net unrealized appreciation (depreciation)	(282,630,116)	(137,504,676)
Increase (Decrease) in Net Assets From Operations	(287,041,494)	8,496,195

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(53,035,558)	(116,283,466)
Decrease in Net Assets From Distributions to Shareholders	(53,035,558)	(116,283,466)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	817,306,366	1,583,590,459
Reinvestment of distributions	48,136,623	85,473,991
Cost of shares repurchased	(1,053,241,002)	(1,325,317,995)
Shares redeemed in-kind (Note 9)	(1,069,484,120)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,257,282,133)	343,746,455
Increase (Decrease) in Net Assets	(1,597,359,185)	235,959,184

Net Assets:
Beginning of period	4,793,693,717	4,557,734,533
End of period	$3,196,334,532	$4,793,693,717

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$16.08	$16.42	$16.84	$15.84	$15.97	$16.15

Income (loss) from operations:
Net investment income	0.22	0.42	0.48	0.54	0.63	0.64
Net realized and unrealized gain (loss)	(1.23)	(0.34)	(0.43)	1.00	(0.13)	(0.17)
Total income (loss) from operations	(1.01)	0.08	0.05	1.54	0.50	0.47

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.47)	(0.54)	(0.63)	(0.65)
Total distributions	(0.21)	(0.42)	(0.47)	(0.54)	(0.63)	(0.65)

Net asset value, end of period	$14.86	$16.08	$16.42	$16.84	$15.84	$15.97
Total return[4]	(6.27)%	0.44%	0.40%	9.88%	3.19%	2.89%

Net assets, end of period (000s)	$14,514	$16,397	$17,842	$19,140	$18,670	$20,074

Ratios to average net assets:
Gross expenses	0.51%[5]	0.50%	0.51%	0.53%	0.56%	0.56%
Net expenses[6]	0.51 [5]	0.50	0.51 [7]	0.52 [7]	0.56	0.56
Net investment income	2.83 [5]	2.55	2.95	3.34	3.98	3.95

Portfolio turnover rate	18%[8]	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$16.14	$16.48	$16.89	$15.89	$16.03	$16.20

Income (loss) from operations:
Net investment income	0.20	0.40	0.46	0.52	0.61	0.62
Net realized and unrealized gain (loss)	(1.23)	(0.34)	(0.42)	1.00	(0.14)	(0.16)
Total income (loss) from operations	(1.03)	0.06	0.04	1.52	0.47	0.46

Less distributions from:
Net investment income	(0.20)	(0.40)	(0.45)	(0.52)	(0.61)	(0.63)
Total distributions	(0.20)	(0.40)	(0.45)	(0.52)	(0.61)	(0.63)

Net asset value, end of period	$14.91	$16.14	$16.48	$16.89	$15.89	$16.03
Total return[4]	(6.38)%	0.32%	0.28%	9.78%	2.99%	2.83%

Net assets, end of period (millions)	$2,086	$3,447	$3,271	$3,618	$2,991	$3,089

Ratios to average net assets:
Gross expenses	0.66%[5]	0.63%	0.64%	0.66%	0.70%	0.68%
Net expenses[6,7]	0.66 [5]	0.63	0.64	0.66	0.70	0.68
Net investment income	2.63 [5]	2.41	2.82	3.18	3.86	3.83

Portfolio turnover rate	18%[8]	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$16.15	$16.49	$16.91	$15.90	$16.04	$16.21

Income (loss) from operations:
Net investment income	0.16	0.31	0.37	0.45	0.53	0.53
Net realized and unrealized gain (loss)	(1.23)	(0.34)	(0.43)	0.99	(0.15)	(0.16)
Total income (loss) from operations	(1.07)	(0.03)	(0.06)	1.44	0.38	0.37

Less distributions from:
Net investment income	(0.16)	(0.31)	(0.36)	(0.43)	(0.52)	(0.54)
Total distributions	(0.16)	(0.31)	(0.36)	(0.43)	(0.52)	(0.54)

Net asset value, end of period	$14.92	$16.15	$16.49	$16.91	$15.90	$16.04
Total return[4]	(6.63)%	(0.24)%	(0.27)%	9.17%	2.43%	2.26%

Net assets, end of period (000s)	$75,693	$98,239	$140,793	$257,441	$478,072	$600,104

Ratios to average net assets:
Gross expenses	1.20%[5]	1.19%	1.19%	1.22%	1.25%	1.24%
Net expenses[6]	1.20 [5,7]	1.19 [7]	1.19 [7]	1.22 [7]	1.25	1.24 [7]
Net investment income	2.12 [5]	1.86	2.28	2.72	3.29	3.27

Portfolio turnover rate	18%[8]	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	53

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2022[2]	2022	2021	2020[3]	2019	2018

Net asset value, beginning of period	$16.16	$16.50	$16.92	$15.92	$16.05	$16.23

Income (loss) from operations:
Net investment income	0.22	0.43	0.49	0.55	0.64	0.65
Net realized and unrealized gain (loss)	(1.23)	(0.34)	(0.43)	1.00	(0.14)	(0.18)
Total income (loss) from operations	(1.01)	0.09	0.06	1.55	0.50	0.47

Less distributions from:
Net investment income	(0.22)	(0.43)	(0.48)	(0.55)	(0.63)	(0.65)
Total distributions	(0.22)	(0.43)	(0.48)	(0.55)	(0.63)	(0.65)

Net asset value, end of period	$14.93	$16.16	$16.50	$16.92	$15.92	$16.05
Total return[4]	(6.27)%	0.49%	0.47%	9.88%	3.21%	2.89%

Net assets, end of period (millions)	$860	$1,114	$1,062	$1,172	$1,043	$1,267

Ratios to average net assets:
Gross expenses	0.51%[5]	0.50%	0.50%	0.52%	0.55%	0.55%
Net expenses[6]	0.45 [5,7]	0.46 [7]	0.45 [7]	0.49 [7]	0.55	0.55
Net investment income	2.87 [5]	2.59	3.01	3.36	3.99	3.95

Portfolio turnover rate	18%[8]	11%	27%	31%	23%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2022[2]	2022	2021	2020[3]	2019[4]

Net asset value, beginning of period	$16.16	$16.50	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.23	0.43	0.49	0.55	0.62
Net realized and unrealized gain (loss)	(1.24)	(0.33)	(0.42)	1.01	(0.13)
Total income (loss) from operations	(1.01)	0.10	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.22)	(0.44)	(0.49)	(0.56)	(0.61)
Total distributions	(0.22)	(0.44)	(0.49)	(0.56)	(0.61)

Net asset value, end of period	$14.93	$16.16	$16.50	$16.92	$15.92
Total return[5]	(6.25)%	0.53%	0.50%	9.94%	3.15%

Net assets, end of period (000s)	$159,395	$117,624	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.42%[6]	0.42%[7]	0.42%	0.45%	0.48%[6]
Net expenses[8]	0.42 [6,9]	0.42 [7]	0.42 [9]	0.44 [9]	0.48 [6]
Net investment income	2.94 [6]	2.61	3.03	3.34	4.15 [6]

Portfolio turnover rate	18%[10]	11%	27%	31%	23%[11]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2022 (unaudited).

[3]	For the year ended February 29.

[4]	For the period March 16, 2018 (inception date) to February 28, 2019.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	55

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

56	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$3,056,528,896	—	$3,056,528,896
Municipal Bonds Deposited in Tender Option Bond Trust	—	47,982,530	—	47,982,530
Total Long-Term Investments	—	3,104,511,426	—	3,104,511,426
Short-Term Investments†	—	96,950,000	—	96,950,000
Total Investments	—	$3,201,461,426	—	$3,201,461,426

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

58	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended August 31, 2022, fees waived and/or expenses reimbursed amounted to $269,053.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

60	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Pursuant to these arrangements, at August 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class IS
Expires February 28, 2023	$524,284	—
Expires February 29, 2024	507,103	—
Expires February 28, 2025	267,934	$1,049
Total fee waivers/expense reimbursements subject to recapture	$1,299,321	$1,049

For the six months ended August 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$5,177	—
CDSCs	93,253	$939

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2022, such purchase and sale transactions (excluding accrued interest) were $130,160,000 and $258,440,000, respectively.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$746,994,882
Sales	669,810,244	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $1,063,742,586 (Note 9).

At August 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$3,239,822,908	$45,448,804	$(121,310,286)	$(75,861,482)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended August 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$7,020
Class A	$2,080,531	†	1,286,001
Class C	300,348	†	35,237
Class I	—		420,177
Class IS	—		1,609
Total	$2,380,879		$1,750,044

†

Amounts shown are exclusive of expense reimbursements. For the six months ended August 31, 2022, the service and/or distribution fees reimbursed amounted to $50 and $20 for Class A and Class C shares, respectively.

62	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

For the six months ended August 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$50
Class C	20
Class I	267,934
Class IS	1,049
Total	$269,053

6. Distributions to shareholders by class

	Six Months Ended August 31, 2022	Year Ended February 28, 2022
Net Investment Income:
Class 1	$214,294	$439,758
Class A	36,203,935	82,085,522
Class C	899,750	2,220,554
Class I	13,744,178	29,133,147
Class IS	1,973,401	2,404,485
Total	$53,035,558	$116,283,466

7. Shares of beneficial interest

At August 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2022		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	14,159	$214,292	26,444	$439,729
Shares repurchased	(56,947)	(864,977)	(93,384)	(1,555,560)
Net decrease	(42,788)	$(650,685)	(66,940)	$(1,115,831)

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended August 31, 2022		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	31,141,747	$485,154,803	74,831,241	$1,242,077,963
Shares issued on reinvestment	2,244,647	34,147,113	3,443,529	57,364,298
Shares repurchased	(37,046,204)	(572,969,423)	(63,164,254)	(1,045,973,918)
Shares redeemed in-kind	(70,038,253)	(1,069,484,120)	—	—
Net increase (decrease)	(73,698,063)	$(1,123,151,627)	15,110,516	$253,468,343

Class C
Shares sold	238,030	$3,627,692	577,873	$9,719,618
Shares issued on reinvestment	51,900	788,984	114,836	1,918,584
Shares repurchased	(1,299,862)	(19,768,983)	(3,150,285)	(52,841,611)
Net decrease	(1,009,932)	$(15,352,307)	(2,457,576)	$(41,203,409)

Class I
Shares sold	15,077,492	$229,342,523	15,503,795	$259,554,502
Shares issued on reinvestment	729,814	11,104,040	1,410,026	23,554,725
Shares repurchased	(27,121,034)	(410,301,069)	(12,324,470)	(205,392,841)
Net increase (decrease)	(11,313,728)	$(169,854,506)	4,589,351	$77,716,386

Class IS
Shares sold	6,531,339	$99,181,348	4,314,506	$72,238,376
Shares issued on reinvestment	123,959	1,882,194	131,751	2,196,655
Shares repurchased	(3,258,310)	(49,336,550)	(1,174,912)	(19,554,065)
Net increase	3,396,988	$51,726,992	3,271,345	$54,880,966

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2022.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended August 31, 2022, the Fund

64	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

had redemptions in-kind with total proceeds in the amount of $1,069,484,120. The net realized loss on these redemptions in-kind amounted to $7,405,122, which was not realized for tax purposes. For the year ended February 28, 2022, the Fund had no redemptions in-kind.

10. Deferred capital losses

As of February 28, 2022, the Fund had deferred capital losses of $37,871,357, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Managed Municipals Fund 2022 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

66	Western Asset Managed Municipals Fund 2022 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

Western Asset Managed Municipals Fund	67

Board approval of management and subadvisory agreements (unaudited) (cont’d)

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional general

68	Western Asset Managed Municipals Fund

and insured municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Managed Municipals Fund	69

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP for the Franklin Templeton and Legg Mason Funds is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

70	Western Asset Managed Municipals Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Managed Municipals Fund	71

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

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Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0435 10/22 SR22-4509

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 26, 2022